Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 16 — Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2025 up through the date the Company issued the consolidated financial statements. Other than the event disclosed below, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.

On August 8, 2025, our board of directors approved the adoption of the Global Engine Group Holding Limited 2025 Equity Incentive Plan (the “2025 Equity Incentive Plan”) to promote the long-term success of the Company and the creation of shareholder value. Under the 2025 Equity Incentive Plan, the maximum aggregate number of Class A ordinary shares which may be issued is 3,660,000, or during the term of the 2025 Equity Incentive Plan an aggregate maximum number of 8,000,000 Class A ordinary shares. As of the date of this Annual Report, we have not granted any awards under the 2025 Equity Incentive Plan.